CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Operating expenses
General and administrative	$ 1,277,287	$ 3,651,218
Research and development	437,559	1,755,428
Total operating expenses	1,714,846	5,406,646
Loss from operations	(1,714,846)	(5,406,646)
Other income (expense):
Interest expense		(2,805,856)
Gain on conversion of notes		59,890
Change in fair value of SAFE	(622,212)	(3,806,374)
Change in fair value warrant liability	(789,419)	(4,498,146)
Other income (expense)	15,835	(5,095)
Total other expense	(1,395,796)	(11,055,581)
Net loss	$ (3,110,642)	$ (16,462,227)
Basic weighted average number of shares outstanding	6,913,492	6,582,602
Diluted weighted average number of shares outstanding	6,913,492	6,582,602
Basic net income (loss) per share	$ (0.45)	$ (2.50)
Diluted net income (loss) per share	$ (0.45)	$ (2.50)